Stockholders’ Deficit and Mezzanine Equity - Schedule of Classes of Outstanding Stock Warrants (Details) - Warrants [Member] - $ / shares	Mar. 31, 2026	Jun. 30, 2025
Schedule of Classes of Outstanding Stock Warrants [Line Items]
Warrants outstanding	687,500	8,056,087
Exercise Price $0.25 [Member]
Schedule of Classes of Outstanding Stock Warrants [Line Items]
Exercise Price (in Dollars per share)	$ 0.25
Warrants outstanding		137,017
Exercise Price $0.60 [Member]
Schedule of Classes of Outstanding Stock Warrants [Line Items]
Exercise Price (in Dollars per share)	$ 0.6
Warrants outstanding	675,000	675,000
Exercise Price $1.75 [Member]
Schedule of Classes of Outstanding Stock Warrants [Line Items]
Exercise Price (in Dollars per share)	$ 1.75
Warrants outstanding		2,458,446
Exercise Price $3.00 [Member]
Schedule of Classes of Outstanding Stock Warrants [Line Items]
Exercise Price (in Dollars per share)	$ 3
Warrants outstanding	12,500	4,718,125
Exercise Price $4.00 [Member]
Schedule of Classes of Outstanding Stock Warrants [Line Items]
Exercise Price (in Dollars per share)	$ 4
Warrants outstanding		67,500